Share Capital and Reserves (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 28, 2024 USD ($) shares	Sep. 25, 2024 USD ($) $ / shares	Aug. 23, 2023 EUR (€) shares	Jul. 07, 2023	Jun. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($) shares		Dec. 31, 2022 USD ($)	Oct. 31, 2024 shares	Sep. 30, 2024 shares	Sep. 25, 2024 EUR (€) shares	Oct. 31, 2023 shares	Aug. 31, 2023 shares	[1]	Mar. 31, 2023 EUR (€) shares	Nov. 04, 2021 shares
Share Capital and Reserves [Line Items]
Number of issued shares							22,209,241	[1]		10,750,000	[1]						250,000			10
Gross proceeds (in Dollars) | $							$ 40,739			$ 39,599
Subscription rights granted shares	2,209,241						670,250
Additional gross proceeds (in Dollars) | $	$ 4,400
Several occasion period				5 years
Subscription rights							4,060,000
Subscription rights granted shares							3,389,750
New shares with voting rights							2,985,468
Conversion price per share (in Dollars per share) | $ / shares							$ 2.2459
Bottom of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €															€ 164,302,752.89				€ 123,539,165.19
Top of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €															€ 204,245,492.1				€ 163,471,629.58
Exact Sciences Corporation [Member]
Share Capital and Reserves [Line Items]
Number of issued shares			250,000
Initial ]earnout payment term			3 years
Exact Sciences Corporation [Member] | Bottom of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €			€ 163,471,629.58
Exact Sciences Corporation [Member] | Top of range [member]
Share Capital and Reserves [Line Items]
Share capital (in Euro) | €			€ 164,302,752.89
OrbiMed [Member]
Share Capital and Reserves [Line Items]
Converted warrants							1,243,060		1,243,060
Board of Directors Chairman [Member]
Share Capital and Reserves [Line Items]
Number of issued shares													22,209,241	22,209,241		250,000
Aggregate amount (in Euro) | €									€ 122,697,767.06
Public Offering [Member]
Share Capital and Reserves [Line Items]
Number of issued shares															20				10,750,000
Price per share (in Dollars per share) | $ / shares		$ 2				$ 4
Gross proceeds (in Dollars) | $		$ 40,000				$ 43,000
Commissions and offering expenses (in Dollars) | $						$ 3,400
Warrants [member] | Genomic Health, Inc [Member]
Share Capital and Reserves [Line Items]
Number of outstanding shares							1,000,000
Exercise price (in Dollars per share) | $ / shares							$ 5.265
Ordinary shares [member] | Bottom of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares															27,288,093				16,288,093
Number of issued share															27,288,093				16,288,093
Ordinary shares [member] | Top of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares															49,497,334				27,038,093
Number of issued share															49,497,334				27,038,093
Ordinary shares [member] | Exact Sciences Corporation [Member] | Bottom of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares			27,038,093
Number of issued share			27,038,093
Ordinary shares [member] | Exact Sciences Corporation [Member] | Top of range [member]
Share Capital and Reserves [Line Items]
Number of outstanding shares			27,288,093
Number of issued share			27,288,093
Share Capital [Member]
Share Capital and Reserves [Line Items]
Aggregate amount (in Euro) | €					€ 163,471,629.58

[1]	net of expenses